UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value

Aerospace & Defense — 2.9%

Arconic, Inc.	4	$103

Boeing Co. (The)	946,159	344,411,338

General Dynamics Corp.	136,698	24,854,430

Huntington Ingalls Industries, Inc.	1,096	246,315

L3Harris Technologies, Inc.	444	83,974

Lockheed Martin Corp.	75,760	27,541,790

Northrop Grumman Corp.	44,132	14,259,490

Raytheon Co.	246,559	42,871,679

TransDigm Group, Inc.(1)	847	409,779

United Technologies Corp.	833,594	108,533,939

		$563,212,837

Air Freight & Logistics — 1.4%

C.H. Robinson Worldwide, Inc.	654,983	$55,247,816

Expeditors International of Washington, Inc.	1,300	98,618

FedEx Corp.	307,363	50,465,931

United Parcel Service, Inc., Class B	1,636,993	169,052,267

		$274,864,632

Airlines — 0.0%(2)

American Airlines Group, Inc.	66,989	$2,184,512

Delta Air Lines, Inc.	56,768	3,221,584

Southwest Airlines Co.	27,758	1,409,551

		$6,815,647

Auto Components — 0.6%

Adient PLC	15,055	$365,385

Aptiv PLC	886,000	71,615,380

BorgWarner, Inc.	800	33,584

Garrett Motion, Inc.(1)	36,184	555,424

Gentex Corp.	1,443,192	35,516,955

		$108,086,728

Automobiles — 0.1%

Daimler AG	38,000	$2,116,600

Ford Motor Co.	1,212,584	12,404,734

General Motors Co.	73,598	2,835,731

Harley-Davidson, Inc.	20,162	722,404

Tesla, Inc.(1)	7,397	1,652,934

Toyota Motor Corp. ADR	5,000	619,950

		$20,352,353

Security	Shares	Value

Banks — 5.8%

Bank of America Corp.	3,136,929	$90,970,941

Bank of Montreal	4	302

BB&T Corp.	1,455,579	71,512,596

CIT Group, Inc.	34,570	1,816,308

Citigroup, Inc.	859,598	60,197,648

Commerce Bancshares, Inc.	63,157	3,767,946

CVB Financial Corp.	268,604	5,648,742

Fifth Third Bancorp	1,308,211	36,499,087

First Republic Bank	1,200	117,180

HSBC Holdings PLC	220,592	1,842,223

HSBC Holdings PLC ADR	424	17,698

Huntington Bancshares, Inc.	144,510	1,997,128

ING Groep NV ADR	131,519	1,521,675

JPMorgan Chase & Co.	3,611,974	403,818,693

KeyCorp	111,489	1,978,930

M&T Bank Corp.	230,611	39,220,013

PNC Financial Services Group, Inc. (The)	88,731	12,180,992

Regions Financial Corp.	714,736	10,678,156

Societe Generale SA	460,793	11,630,130

Sterling Bancorp	103,627	2,205,182

SunTrust Banks, Inc.	481,054	30,234,244

SVB Financial Group(1)	28,107	6,312,551

Synovus Financial Corp.	1,565	54,775

Toronto-Dominion Bank (The)	30,213	1,763,231

U.S. Bancorp	1,523,583	79,835,749

Wells Fargo & Co.	5,048,673	238,903,206

Western Alliance Bancorp(1)	23,987	1,072,699

		$1,115,798,025

Beverages — 2.4%

Anheuser-Busch InBev SA/NV ADR	25,379	$2,246,295

Boston Beer Co., Inc. (The), Class A(1)	4,730	1,786,805

Brown-Forman Corp., Class A	9,750	536,250

Brown-Forman Corp., Class B	93,782	5,198,336

Coca-Cola Co. (The)	3,288,963	167,473,996

Constellation Brands, Inc., Class A	39,872	7,852,392

Diageo PLC ADR	5,226	900,544

Keurig Dr Pepper, Inc.	2,700	78,030

Molson Coors Brewing Co., Class B	186,000	10,416,000

Monster Beverage Corp.(1)	171,250	10,930,888

PepsiCo, Inc.	1,955,410	256,412,913

		$463,832,449

Biotechnology — 3.2%

AbbVie, Inc.	1,677,002	$121,951,586

Agios Pharmaceuticals, Inc.(1)	74,972	3,739,603

Alexion Pharmaceuticals, Inc.(1)	470,965	61,686,996

11	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Biotechnology (continued)

Alkermes PLC(1)	5,000	$112,700

Alnylam Pharmaceuticals, Inc.(1)	188,700	13,692,072

Amgen, Inc.	672,553	123,938,067

Argenx SE ADR(1)	223,910	31,701,178

Biogen, Inc.(1)	234,068	54,741,483

Bluebird Bio, Inc.(1)	138,545	17,622,924

Celgene Corp.(1)	241,907	22,361,883

Exact Sciences Corp.(1)	130,554	15,410,594

Gilead Sciences, Inc.	1,123,774	75,922,171

Incyte Corp.(1)	82,222	6,985,581

Neurocrine Biosciences, Inc.(1)	64,045	5,407,319

Regeneron Pharmaceuticals, Inc.(1)	18,129	5,674,377

Sarepta Therapeutics, Inc.(1)	112,248	17,056,084

Vertex Pharmaceuticals, Inc.(1)	239,646	43,946,284

		$621,950,902

Building Products — 0.4%

A.O. Smith Corp.	27,845	$1,313,170

Fortune Brands Home & Security, Inc.	2,923	166,991

Johnson Controls International PLC	335,950	13,878,095

Lennox International, Inc.	216,960	59,664,000

Lennox International, Inc.(3)	25,181	6,920,274

Masco Corp.	25,000	981,000

Resideo Technologies, Inc.(1)	60,308	1,321,951

		$84,245,481

Capital Markets — 4.2%

Affiliated Managers Group, Inc.	58,716	$5,410,092

Ameriprise Financial, Inc.	216,131	31,373,576

Bank of New York Mellon Corp. (The)	474,409	20,945,157

BlackRock, Inc.	11,190	5,251,467

Brookfield Asset Management, Inc., Class A	116,482	5,565,510

Cboe Global Markets, Inc.	192,511	19,949,915

Charles Schwab Corp. (The)	3,896,040	156,581,848

CME Group, Inc.	207,818	40,339,552

E*TRADE Financial Corp.	4,593	204,848

FactSet Research Systems, Inc.	7,808	2,237,460

Federated Investors, Inc., Class B	549	17,842

Franklin Resources, Inc.	211,191	7,349,447

Goldman Sachs Group, Inc. (The)	675,787	138,266,020

Intercontinental Exchange, Inc.	146,656	12,603,617

Invesco Ltd.	1,401	28,664

Legg Mason, Inc.	122,902	4,704,689

LPL Financial Holdings, Inc.	215,573	17,584,290

Moody’s Corp.	241,466	47,160,724

Security	Shares	Value

Capital Markets (continued)

Morgan Stanley	2,565,982	$112,415,671

Nasdaq, Inc.	71,203	6,847,593

Northern Trust Corp.	2,500	225,000

Raymond James Financial, Inc.	39,363	3,328,142

S&P Global, Inc.	231,284	52,684,182

SEI Investments Co.	150,000	8,415,000

State Street Corp.	539,168	30,225,758

Stifel Financial Corp.	112,796	6,661,732

T. Rowe Price Group, Inc.	544,617	59,749,931

UBS Group AG(1)	9	107

Waddell & Reed Financial, Inc., Class A	9,248	154,164

		$796,281,998

Chemicals — 1.4%

AdvanSix, Inc.(1)	1,768	$43,192

Air Products and Chemicals, Inc.	9,369	2,120,861

Albemarle Corp.	90,157	6,347,954

Balchem Corp.	17,292	1,728,681

Celanese Corp., Series A	16,713	1,801,661

Chemours Co. (The)	151	3,624

Corteva, Inc.(1)	430,444	12,728,229

Dow, Inc.(1)	426,496	21,030,518

DuPont de Nemours, Inc.	430,444	32,313,431

Eastman Chemical Co.	650	50,589

Ecolab, Inc.	578,361	114,191,596

International Flavors & Fragrances, Inc.	5,000	725,450

Linde PLC	6,143	1,233,514

LyondellBasell Industries NV, Class A	4,274	368,120

NewMarket Corp.	12,318	4,938,779

PPG Industries, Inc.	374,722	43,733,805

Sherwin-Williams Co. (The)	47,054	21,564,378

Westlake Chemical Corp.	1,000	69,460

		$264,993,842

Commercial Services & Supplies — 0.2%

Copart, Inc.(1)	3,800	$284,012

Pitney Bowes, Inc.	14,270	61,076

Republic Services, Inc.	1,750	151,620

Stericycle, Inc.(1)	13,300	635,075

Waste Connections, Inc.	115,655	11,054,305

Waste Management, Inc.	198,363	22,885,139

		$35,071,227

Communications Equipment — 1.8%

Arista Networks, Inc.(1)	777,596	$201,879,473

Cisco Systems, Inc.	2,502,138	136,942,013

12	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Communications Equipment (continued)

Juniper Networks, Inc.	285,300	$7,597,539

Motorola Solutions, Inc.	38,385	6,399,931

Nokia Oyj ADR	192	962

		$352,819,918

Construction & Engineering — 0.0%(2)

Fluor Corp.	2,400	$80,856

Jacobs Engineering Group, Inc.	56,851	4,797,656

Quanta Services, Inc.	2,000	76,380

		$4,954,892

Construction Materials — 0.0%(2)

Vulcan Materials Co.	38,764	$5,322,685

		$5,322,685

Consumer Finance — 1.5%

American Express Co.	1,054,038	$130,110,451

Capital One Financial Corp.	131,863	11,965,249

Discover Financial Services	1,235,428	95,856,858

LendingClub Corp.(1)	79,691	261,386

Navient Corp.	10,200	139,230

SLM Corp.	10,200	99,144

Synchrony Financial	1,648,721	57,161,157

		$295,593,475

Containers & Packaging — 0.1%

Amcor PLC(1)	259,499	$2,981,638

AptarGroup, Inc.	65,000	8,082,100

Avery Dennison Corp.	2,250	260,280

Ball Corp.	53,090	3,715,769

Crown Holdings, Inc.(1)	13,787	842,386

International Paper Co.	42,284	1,831,743

Packaging Corp. of America	5,590	532,839

Sealed Air Corp.	6,200	265,236

Sonoco Products Co.	390	25,482

WestRock Co.	39,303	1,433,380

		$19,970,853

Distributors — 0.1%

Genuine Parts Co.	211,037	$21,859,212

LKQ Corp.(1)	49,518	1,317,674

		$23,176,886

Security	Shares	Value

Diversified Consumer Services — 0.0%(2)

H&R Block, Inc.	25,610	$750,373

Service Corporation International	8,100	378,918

		$1,129,291

Diversified Financial Services — 2.5%

Berkshire Hathaway, Inc., Class A(1)	453	$144,212,550

Berkshire Hathaway, Inc., Class B(1)	1,544,062	329,147,697

		$473,360,247

Diversified Telecommunication Services — 0.5%

AT&T, Inc.	701,931	$23,521,708

CenturyLink, Inc.	5,086	59,811

Frontier Communications Corp.(1)	894	1,564

Verizon Communications, Inc.	1,185,329	67,717,846

Windstream Holdings, Inc.(1)	821	189

		$91,301,118

Electric Utilities — 0.2%

Duke Energy Corp.	31,500	$2,779,560

Entergy Corp.	1,300	133,809

Exelon Corp.	28,310	1,357,181

NextEra Energy, Inc.	132,951	27,236,342

Southern Co. (The)	97,898	5,411,802

		$36,918,694

Electrical Equipment — 0.9%

Acuity Brands, Inc.	11,121	$1,533,697

AMETEK, Inc.	64,232	5,834,835

Eaton Corp. PLC	85,806	7,145,924

Emerson Electric Co.	2,161,529	144,217,215

Hubbell, Inc.	1,978	257,931

nVent Electric PLC	4	99

Rockwell Automation, Inc.	123,165	20,178,122

		$179,167,823

Electronic Equipment, Instruments & Components — 0.4%

Amphenol Corp., Class A	11,144	$1,069,156

CDW Corp.	142,695	15,839,145

Corning, Inc.	1,589,648	52,824,003

Keysight Technologies, Inc.(1)	13,835	1,242,521

Knowles Corp.(1)	8,001	146,498

TE Connectivity, Ltd.	40,541	3,883,017

Trimble, Inc.(1)	3,200	144,352

		$75,148,692

13	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services — 0.4%

Apergy Corp.(1)	110,947	$3,721,162

Core Laboratories NV	16,652	870,567

Frank’s International NV(1)	1,500,000	8,190,000

Halliburton Co.	951,372	21,634,199

National Oilwell Varco, Inc.	5,061	112,506

Schlumberger, Ltd.	1,186,311	47,143,999

Transocean, Ltd.(1)	3,626	23,243

		$81,695,676

Entertainment — 2.6%

Activision Blizzard, Inc.	218,092	$10,293,943

Electronic Arts, Inc.(1)	49,120	4,973,891

Liberty Braves Group, Series A(1)	1,236	34,361

Liberty Braves Group, Series C(1)	2,473	69,170

Liberty Formula One, Series A(1)	3,091	110,843

Liberty Formula One, Series C(1)	6,183	231,306

Live Nation Entertainment, Inc.(1)	24,800	1,643,000

Madison Square Garden Co. (The), Class A(1)	1,000	279,940

Netflix, Inc.(1)	150,530	55,292,680

Spotify Technology SA(1)	12,229	1,788,124

Viacom, Inc., Class B	371,798	11,105,606

Walt Disney Co. (The)	2,961,038	413,479,346

		$499,302,210

Equity Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp.	32,841	$6,714,343

AvalonBay Communities, Inc.	7,000	1,422,260

Host Hotels & Resorts, Inc.	222,765	4,058,778

ProLogis, Inc.	28,120	2,252,412

Public Storage	49	11,670

Simon Property Group, Inc.	25,563	4,083,945

		$18,543,408

Food & Staples Retailing — 2.1%

Costco Wholesale Corp.	892,365	$235,816,375

Kroger Co. (The)	145,541	3,159,695

Sprouts Farmers Market, Inc.(1)	1,554,670	29,367,716

Sysco Corp.	443,059	31,333,133

Walgreens Boots Alliance, Inc.	621,526	33,978,827

Walmart, Inc.	610,621	67,467,514

		$401,123,260

Food Products — 1.7%

Archer-Daniels-Midland Co.	307,441	$12,543,593

Campbell Soup Co.	751,320	30,105,392

Security	Shares	Value

Food Products (continued)

Conagra Brands, Inc.	441,775	$11,715,873

Flowers Foods, Inc.	261,924	6,094,972

General Mills, Inc.	19,387	1,018,205

Hain Celestial Group, Inc. (The)(1)	17,240	377,556

Hershey Co. (The)	555,434	74,444,819

Hormel Foods Corp.	289,691	11,744,073

JM Smucker Co. (The)	19,434	2,238,602

Kellogg Co.	67,139	3,596,636

Kraft Heinz Co. (The)	77,171	2,395,388

Lamb Weston Holdings, Inc.	95,308	6,038,715

McCormick & Co., Inc.	58,390	9,051,034

Mondelez International, Inc., Class A	702,752	37,878,333

Nestle SA	1,118,348	115,773,858

Tyson Foods, Inc., Class A	27,528	2,222,611

		$327,239,660

Health Care Equipment & Supplies — 2.3%

Abbott Laboratories	1,862,909	$156,670,647

ABIOMED, Inc.(1)	80,924	21,079,893

Alcon, Inc.(1)	22,924	1,422,434

Align Technology, Inc.(3)	18,700	5,115,119

Avanos Medical, Inc.(1)	542	23,637

Baxter International, Inc.	34,115	2,794,019

Becton, Dickinson and Co.	13,723	3,458,333

Boston Scientific Corp.(1)	88,377	3,798,443

Danaher Corp.	146,360	20,917,771

DexCom, Inc.(1)	94,962	14,229,106

Edwards Lifesciences Corp.(1)	9,675	1,787,360

Hologic, Inc.(1)	154,947	7,440,555

Intuitive Surgical, Inc.(1)	139,737	73,299,043

Medtronic PLC	533,555	51,962,921

Penumbra, Inc.(1)	67,983	10,877,280

Smith & Nephew PLC ADR	5,500	239,470

Stryker Corp.	273,313	56,187,687

Varian Medical Systems, Inc.(1)	5,609	763,553

Zimmer Biomet Holdings, Inc.	151,526	17,840,671

		$449,907,942

Health Care Providers & Services — 1.1%

Acadia Healthcare Co., Inc.(1)	32,000	$1,118,400

Anthem, Inc.	142,552	40,229,600

Cardinal Health, Inc.	29,103	1,370,751

Centene Corp.(1)	61,728	3,237,016

Cigna Corp.(1)	25,889	4,078,812

Covetrus, Inc.(1)	10,538	257,760

14	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services (continued)

CVS Health Corp.	1,240,417	$67,590,322

DaVita, Inc.(1)	157,055	8,835,914

HCA Healthcare, Inc.	187,964	25,407,094

Henry Schein, Inc.(1)	26,346	1,841,585

Humana, Inc.	1,323	350,992

McKesson Corp.	6,096	819,242

Molina Healthcare, Inc.(1)	151,406	21,672,255

UnitedHealth Group, Inc.	106,567	26,003,414

		$202,813,157

Health Care Technology — 0.0%(2)

Cerner Corp.	17,440	$1,278,352

		$1,278,352

Hotels, Restaurants & Leisure — 4.2%

Aramark	105,669	$3,810,424

Carnival Corp.	21,669	1,008,692

Chipotle Mexican Grill, Inc.(1)	121,117	88,764,227

Choice Hotels International, Inc.	30,002	2,610,474

Darden Restaurants, Inc.	21,300	2,592,849

Domino’s Pizza, Inc.	148	41,185

Dunkin’ Brands Group, Inc.	3,300	262,878

Hilton Worldwide Holdings, Inc.	106,201	10,380,086

Hyatt Hotels Corp., Class A(3)	653,442	49,746,539

Marriott International, Inc., Class A	1,575,495	221,026,194

McDonald’s Corp.	42,274	8,778,619

MGM Resorts International	230,246	6,578,128

Starbucks Corp.	4,033,650	338,140,879

Texas Roadhouse, Inc.	398,116	21,366,886

Yum China Holdings, Inc.	360,498	16,655,008

Yum! Brands, Inc.	323,791	35,833,950

		$807,597,018

Household Durables — 0.2%

D.R. Horton, Inc.	5,956	$256,882

Leggett & Platt, Inc.	53,479	2,051,989

Lennar Corp., Class A	8,589	416,223

Lennar Corp., Class B	21	809

Mohawk Industries, Inc.(1)	2,820	415,865

Newell Brands, Inc.	479,252	7,390,066

NVR, Inc.(1)	1,822	6,140,596

PulteGroup, Inc.	184,783	5,842,839

Tempur Sealy International, Inc.(1)	135,025	9,906,784

Toll Brothers, Inc.	2,223	81,406

Whirlpool Corp.	1,391	198,023

		$32,701,482

Security	Shares	Value

Household Products — 1.7%

Church & Dwight Co., Inc.	126,120	$9,214,327

Clorox Co. (The)	15,401	2,358,047

Colgate-Palmolive Co.	1,495,860	107,208,286

Energizer Holdings, Inc.	9,500	367,080

Kimberly-Clark Corp.	78,958	10,523,523

Procter & Gamble Co. (The)	1,875,440	205,641,996

		$335,313,259

Independent Power and Renewable Electricity Producers — 0.0%(2)

AES Corp. (The)	1,730	$28,995

NRG Energy, Inc.	461	16,190

		$45,185

Industrial Conglomerates — 1.4%

3M Co.	702,178	$121,715,535

Carlisle Cos., Inc.	55,809	7,836,142

General Electric Co.	5,561,545	58,396,222

Honeywell International, Inc.	383,614	66,975,168

Roper Technologies, Inc.	20,247	7,415,666

		$262,338,733

Insurance — 1.8%

Aegon NV ADR	5	$25

Aflac, Inc.	706,153	38,704,246

Alleghany Corp.(1)	3,985	2,714,223

Allstate Corp. (The)	37,408	3,804,019

American International Group, Inc.	160,299	8,540,731

Aon PLC	131,568	25,389,993

Arch Capital Group, Ltd.(1)	214,103	7,938,939

Arthur J. Gallagher & Co.	444,814	38,961,258

Assurant, Inc.	11,200	1,191,456

Brighthouse Financial, Inc.(1)	936	34,342

Chubb, Ltd.	32,585	4,799,445

Cincinnati Financial Corp.	157,889	16,368,353

Fidelity National Financial, Inc.	55,779	2,247,894

Hartford Financial Services Group, Inc.	32,187	1,793,460

Lincoln National Corp.	2,950	190,127

Markel Corp.(1)	6,362	6,932,035

Marsh & McLennan Cos., Inc.	153,381	15,299,755

MetLife, Inc.	16,661	827,552

Progressive Corp. (The)	1,327,708	106,123,700

Prudential Financial, Inc.	20,261	2,046,361

Reinsurance Group of America, Inc.	6,425	1,002,493

Torchmark Corp.	451,274	40,370,972

Travelers Cos., Inc. (The)	127,524	19,067,388

15	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

Trisura Group, Ltd.(1)	124	$2,852

Willis Towers Watson PLC	101	19,346

WR Berkley Corp.	2,250	148,342

		$344,519,307

Interactive Media & Services — 7.4%

Alphabet, Inc., Class A(1)	296,781	$321,354,467

Alphabet, Inc., Class C(1)	375,470	405,849,278

Baidu, Inc. ADR(1)	72,500	8,508,600

CarGurus, Inc.(1)	37,803	1,365,066

Cars.com, Inc.(1)	400	7,888

Facebook, Inc., Class A(1)	3,401,272	656,445,496

IAC/InterActiveCorp.(1)	6,680	1,453,100

Twitter, Inc.(1)	566,557	19,772,839

Yelp, Inc.(1)	149,508	5,110,184

		$1,419,866,918

Internet & Direct Marketing Retail — 4.8%

Alibaba Group Holding, Ltd. ADR(1)	220,999	$37,448,280

Altaba, Inc.(1)	144,070	9,994,136

Amazon.com, Inc.(1)	381,474	722,370,611

Booking Holdings, Inc.(1)	51,561	96,661,922

Ctrip.com International, Ltd. ADR(1)	5,200	191,932

eBay, Inc.	1,339,616	52,914,832

Expedia Group, Inc.	2,670	355,190

Qurate Retail, Inc.(1)	97,587	1,209,103

Wayfair, Inc., Class A(1)	60,453	8,826,138

		$929,972,144

IT Services — 3.3%

Accenture PLC, Class A	795,796	$147,039,227

Akamai Technologies, Inc.(1)	226,957	18,188,334

Alliance Data Systems Corp.	686	96,129

Automatic Data Processing, Inc.	166,961	27,603,662

Broadridge Financial Solutions, Inc.	50,205	6,410,174

Cognizant Technology Solutions Corp., Class A	6,590	417,740

Fidelity National Information Services, Inc.	18,757	2,301,109

First Data Corp., Class A(1)	16,886	457,104

Fiserv, Inc.(1)	649,994	59,253,453

International Business Machines Corp.	550,509	75,915,191

Mastercard, Inc., Class A	80,067	21,180,124

Okta, Inc.(1)	176,539	21,804,332

Paychex, Inc.	370,540	30,491,737

PayPal Holdings, Inc.(1)	168,813	19,322,336

Sabre Corp.	157,290	3,491,838

Security	Shares	Value

IT Services (continued)

Shopify, Inc., Class A(1)	12,524	$3,759,079

Square, Inc., Class A(1)	233,901	16,964,840

Total System Services, Inc.	5	641

Twilio, Inc., Class A(1)	242,604	33,079,055

VeriSign, Inc.(1)	19,370	4,051,429

Visa, Inc., Class A	858,357	148,967,857

Western Union Co. (The)	83,244	1,655,723

		$642,451,114

Leisure Products — 0.0%(2)

Hasbro, Inc.	786	$83,064

Mattel, Inc.(1)	3,941	44,179

Polaris Industries, Inc.	42,099	3,840,692

		$3,967,935

Life Sciences Tools & Services — 0.5%

Agilent Technologies, Inc.	658,756	$49,189,311

Illumina, Inc.(1)	82,523	30,380,842

IQVIA Holdings, Inc.(1)	34,269	5,513,882

Thermo Fisher Scientific, Inc.	44,985	13,211,195

		$98,295,230

Machinery — 1.6%

Caterpillar, Inc.	271,825	$37,047,029

Cummins, Inc.	525	89,953

Deere & Co.	176,903	29,314,596

Donaldson Co., Inc.	138,864	7,062,623

Dover Corp.	340,788	34,146,958

Fortive Corp.	30,455	2,482,692

Illinois Tool Works, Inc.	1,059,776	159,824,818

Ingersoll-Rand PLC	20,103	2,546,447

Lincoln Electric Holdings, Inc.	53,660	4,417,291

Manitowoc Co., Inc. (The)(1)	11,435	203,543

Middleby Corp.(1)	2,000	271,400

PACCAR, Inc.	186,094	13,335,496

Parker-Hannifin Corp.	18,857	3,205,879

Pentair PLC	4	149

Snap-on, Inc.	29,674	4,915,201

Stanley Black & Decker, Inc.	288	41,648

WABCO Holdings, Inc.(1)	3,080	408,408

Wabtec Corp.	44,679	3,206,165

Welbilt, Inc.(1)	45,741	763,875

Xylem, Inc.	9,450	790,398

		$304,074,569

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 0.8%

CBS Corp., Class B	566,570	$28,271,843

Comcast Corp., Class A	2,684,866	113,516,135

Discovery, Inc., Class A(1)	21,930	673,251

Discovery, Inc., Class C(1)	207	5,889

Fox Corp., Class A(1)	5,412	198,296

Interpublic Group of Cos., Inc. (The)	726	16,400

Liberty Broadband Corp., Series A(1)	3,091	317,878

Liberty Broadband Corp., Series C(1)	6,183	644,392

Liberty Global PLC, Class A(1)	8,854	238,970

Liberty Global PLC, Class C(1)	27,614	732,599

Liberty Latin America Ltd., Class A(1)	1,546	26,638

Liberty Latin America Ltd., Class C(1)	4,825	82,942

Liberty SiriusXM Group, Series A(1)	12,367	467,596

Liberty SiriusXM Group, Series C(1)	24,734	939,397

News Corp., Class A	24	324

Omnicom Group, Inc.	104,211	8,540,092

Sinclair Broadcast Group, Inc., Class A	2,500	134,075

Sirius XM Holdings, Inc.	53,280	297,302

TEGNA, Inc.	1,201	18,195

		$155,122,214

Metals & Mining — 0.2%

Alcoa Corp.(1)	5,862	$137,229

Cleveland-Cliffs, Inc.	527,743	5,631,018

Freeport-McMoRan, Inc.	39,813	462,229

Glencore PLC	598,405	2,071,033

Nucor Corp.	232,117	12,789,647

Sibanye Gold, Ltd.(1)	64	75

Southern Copper Corp.	12,126	471,095

Steel Dynamics, Inc.	232,124	7,010,145

		$28,572,471

Multi-Utilities — 0.1%

Consolidated Edison, Inc.	52,125	$4,570,320

Dominion Energy, Inc.	13,510	1,044,593

DTE Energy Co.	64,168	8,205,804

Sempra Energy	66,344	9,118,320

WEC Energy Group, Inc.	8,855	738,241

		$23,677,278

Multiline Retail — 0.1%

Dollar Tree, Inc.(1)	142,658	$15,320,043

Nordstrom, Inc.	7,429	236,688

Target Corp.	36,405	3,153,037

		$18,709,768

Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.3%

Anadarko Petroleum Corp.	405,576	$28,617,443

Antero Resources Corp.(1)	1,876,986	10,379,733

Apache Corp.	175,832	5,093,853

California Resources Corp.(1)	275	5,412

Cheniere Energy, Inc.(1)	642,304	43,965,709

Chesapeake Energy Corp.(1)	284	554

Chevron Corp.	989,684	123,156,277

Concho Resources, Inc.	40,000	4,127,200

ConocoPhillips	281,674	17,182,114

Devon Energy Corp.	1,378,677	39,319,868

EOG Resources, Inc.	818,071	76,211,494

EQT Corp.	180,474	2,853,294

Equitrans Midstream Corp.(1)	144,379	2,845,710

Exxon Mobil Corp.	2,859,015	219,086,319

Hess Corp.	64,190	4,080,558

HollyFrontier Corp.	8,000	370,240

Kinder Morgan, Inc.	50,432	1,053,020

Marathon Oil Corp.	123,481	1,754,665

Marathon Petroleum Corp.	166,645	9,312,123

Murphy Oil Corp.	145,312	3,581,941

Occidental Petroleum Corp.	25,712	1,292,799

Phillips 66	180,146	16,850,857

Pioneer Natural Resources Co.	15,875	2,442,527

Range Resources Corp.	669,731	4,674,722

Royal Dutch Shell PLC, Class A, ADR	40,356	2,625,965

Southwestern Energy Co.(1)	720	2,275

Valero Energy Corp.	26,175	2,240,842

Williams Cos., Inc. (The)	56,025	1,570,941

WPX Energy, Inc.(1)	666	7,666

		$624,706,121

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	39,413	$7,216,914

Unilever NV - NY Shares	19,032	1,155,623

Unilever PLC ADR	18,708	1,159,335

		$9,531,872

Pharmaceuticals — 5.0%

Allergan PLC	103,694	$17,361,486

AstraZeneca PLC ADR	870	35,914

Bristol-Myers Squibb Co.	2,094,474	94,984,396

Catalent, Inc.(1)	45,943	2,490,570

Eli Lilly & Co.	1,916,030	212,276,964

GlaxoSmithKline PLC ADR	1,468	58,749

Johnson & Johnson	2,302,192	320,649,302

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals (continued)

Mallinckrodt PLC(1)	6	$55

Merck & Co., Inc.	1,512,226	126,800,150

Novartis AG ADR	114,621	10,466,043

Novo Nordisk A/S ADR	1,287,041	65,690,573

Pfizer, Inc.	2,095,036	90,756,960

Roche Holding AG ADR	35,808	1,256,861

Sanofi ADR	5,100	220,677

Takeda Pharmaceutical Co., Ltd. ADR(1)	31,905	564,718

Teva Pharmaceutical Industries, Ltd. ADR(1)	576,992	5,325,636

Zoetis, Inc.	44,659	5,068,350

		$954,007,404

Professional Services — 0.2%

Equifax, Inc.	12,654	$1,711,327

Nielsen Holdings PLC	72,356	1,635,246

On Assignment, Inc.(1)	170,225	10,315,635

Verisk Analytics, Inc.	102,837	15,061,507

		$28,723,715

Road & Rail — 0.9%

Canadian National Railway Co.	405,943	$37,541,609

Canadian Pacific Railway, Ltd.	942	221,596

CSX Corp.	261,840	20,258,561

Kansas City Southern	12,000	1,461,840

Norfolk Southern Corp.	238,493	47,538,810

Union Pacific Corp.	429,286	72,596,555

		$179,618,971

Semiconductors & Semiconductor Equipment — 5.3%

Analog Devices, Inc.	635,826	$71,765,681

Applied Materials, Inc.	112,607	5,057,180

ASML Holding NV - NY Shares	12,063	2,508,260

Broadcom, Inc.	89,633	25,801,755

Cypress Semiconductor Corp.	107,346	2,387,375

Intel Corp.	7,255,880	347,338,976

Lam Research Corp.	49,213	9,244,170

Marvell Technology Group, Ltd.	95,391	2,276,983

Microchip Technology, Inc.	577,298	50,051,737

Micron Technology, Inc.(1)	216,134	8,340,611

NVIDIA Corp.	455,735	74,845,359

Qorvo, Inc.(1)	13,586	904,963

QUALCOMM, Inc.	3,825,109	290,976,042

Texas Instruments, Inc.	1,035,409	118,823,537

Versum Materials, Inc.	1,129	58,234

Xilinx, Inc.	105,444	12,433,956

		$1,022,814,819

Security	Shares	Value

Software — 6.8%

2U, Inc.(1)	37,324	$1,404,875

Adobe, Inc.(1)	389,569	114,786,506

Autodesk, Inc.(1)	14,312	2,331,425

Box, Inc., Class A(1)	176,143	3,101,878

Cadence Design Systems, Inc.(1)	559,754	39,636,181

CDK Global, Inc.	3	148

Check Point Software Technologies, Ltd.(1)	151,500	17,514,915

Citrix Systems, Inc.	5,976	586,485

Coupa Software, Inc.(1)	28,188	3,568,883

DocuSign, Inc.(1)	873,314	43,412,439

Dropbox, Inc., Class A(1)	1,043,068	26,128,853

Envestnet, Inc.(1)	40,000	2,734,800

Envestnet, Inc.(1)(3)	25,000	1,709,250

FireEye, Inc.(1)	82,732	1,225,261

Fortinet, Inc.(1)	20,179	1,550,353

Guidewire Software, Inc.(1)	67,000	6,792,460

Intuit, Inc.	82,728	21,619,308

LogMeIn, Inc.	1,026	75,596

Manhattan Associates, Inc.(1)	56,873	3,943,005

Microsoft Corp.	3,919,834	525,100,963

Nutanix, Inc., Class A(1)	33,412	866,707

Oracle Corp.	1,742,181	99,252,051

Palo Alto Networks, Inc.(1)	178,467	36,364,436

Paycom Software, Inc.(1)	550,825	124,883,044

Proofpoint, Inc.(1)	34,904	4,197,206

Red Hat, Inc.(1)	1,050	197,148

salesforce.com, Inc.(1)	173,900	26,385,847

ServiceNow, Inc.(1)	185,566	50,950,857

Splunk, Inc.(1)	400,991	50,424,618

Symantec Corp.	72,900	1,586,304

Synopsys, Inc.(1)	8,560	1,101,586

Tableau Software, Inc., Class A(1)	13,699	2,274,308

Teradata Corp.(1)	200	7,170

Tyler Technologies, Inc.(1)	232,333	50,188,575

Workday, Inc., Class A(1)	156,866	32,248,512

		$1,298,151,953

Specialty Retail — 2.4%

Advance Auto Parts, Inc.	78,893	$12,160,567

AutoNation, Inc.(1)	5,940	249,123

AutoZone, Inc.(1)	2,475	2,721,188

Bed Bath & Beyond, Inc.	22,000	255,640

Best Buy Co., Inc.	252,086	17,577,957

Burlington Stores, Inc.(1)	17,552	2,986,473

CarMax, Inc.(1)	6,276	544,945

Dick’s Sporting Goods, Inc.	35,000	1,212,050

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail (continued)

Gap, Inc. (The)	154,138	$2,769,860

GNC Holdings, Inc., Class A(1)	900	1,350

Home Depot, Inc. (The)(3)	11,095	2,306,043

Home Depot, Inc. (The)	31,678	6,588,073

L Brands, Inc.	307,212	8,018,233

Lowe’s Cos., Inc.	987,668	99,665,578

O’Reilly Automotive, Inc.(1)	160,453	59,258,502

Ross Stores, Inc.	420,262	41,656,369

Ross Stores, Inc.(3)	60,000	5,943,632

Ross Stores, Inc.(3)	50,000	4,927,875

Signet Jewelers, Ltd.	65,986	1,179,830

Tiffany & Co.	14,845	1,390,086

TJX Cos., Inc. (The)	2,253,076	119,142,659

Tractor Supply Co.	244,964	26,652,083

Ulta Beauty, Inc.(1)	101,010	35,039,359

		$452,247,475

Technology Hardware, Storage & Peripherals — 3.2%

Apple, Inc.	2,807,545	$555,669,306

Dell Technologies, Class C(1)	2,415	122,682

Hewlett Packard Enterprise Co.	42,402	633,910

NetApp, Inc.	481,045	29,680,477

Pure Storage, Inc., Class A(1)	1,300,000	19,851,000

		$605,957,375

Textiles, Apparel & Luxury Goods — 1.7%

Hanesbrands, Inc.	221,909	$3,821,273

Kontoor Brands, Inc.(1)	37,542	1,051,927

NIKE, Inc., Class B	3,484,423	292,517,311

Under Armour, Inc., Class A(1)	2,400	60,840

VF Corp.	262,448	22,924,832

		$320,376,183

Thrifts & Mortgage Finance — 0.0%(2)

Essent Group, Ltd.(1)	48,156	$2,262,850

		$2,262,850

Tobacco — 0.5%

Altria Group, Inc.	603,099	$28,556,738

British American Tobacco PLC ADR	3,399	118,523

Philip Morris International, Inc.	924,445	72,596,666

		$101,271,927

Security	Shares	Value

Trading Companies & Distributors — 0.2%

Fastenal Co.	979,228	$31,913,040

United Rentals, Inc.(1)	6,000	795,780

W.W. Grainger, Inc.	7,012	1,880,829

		$34,589,649

Water Utilities — 0.0%(2)

American Water Works Co., Inc.	900	$104,400

		$104,400

Wireless Telecommunication Services — 0.0%(2)

America Movil SAB de CV, Series L, ADR	270,852	$3,943,605

Sprint Corp.(1)	1	6

Vodafone Group PLC ADR	5	82

		$3,943,693

Total Common Stocks (identified cost $10,283,278,436)		$18,941,807,392

Rights — 0.0%(2)
Security	Shares	Value

Pharmaceuticals — 0.0%(2)

Sanofi, Exp. 12/31/20(1)	6,984	$3,632

Total Rights (identified cost $16,440)		$3,632

Short-Term Investments — 1.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(4)	250,959,106	$250,959,106

Total Short-Term Investments (identified cost $250,951,446)		$250,959,106

Total Investments — 99.9% (identified cost $10,534,246,322)		$19,192,770,130

Other Assets, Less Liabilities — 0.1%		$11,667,612

Net Assets — 100.0%		$19,204,437,742

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

(3)	Restricted security (see Note 5).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $10,283,294,876)	$18,941,811,024

Affiliated investment, at value (identified cost, $250,951,446)	250,959,106

Cash	144,707

Dividends and interest receivable	10,308,267

Dividends receivable from affiliated investment	341,592

Receivable for investments sold	5,157,111

Tax reclaims receivable	3,447,918

Total assets	$19,212,169,725

Liabilities

Payable to affiliates:

Investment adviser fee	$6,649,578

Trustees’ fees	27,125

Accrued expenses	1,055,280

Total liabilities	$7,731,983

Commitments and contingencies (Note 8)

Net Assets applicable to investors’ interest in Portfolio	$19,204,437,742

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends (net of foreign taxes, $5,517,712)	$155,945,067

Dividends from affiliated investment	2,531,924

Total investment income	$158,476,991

Expenses

Investment adviser fee	$38,785,198

Trustees’ fees and expenses	56,000

Custodian fee	1,183,299

Professional fees	170,166

Miscellaneous	212,559

Total expenses	$40,407,222

Net investment income	$118,069,769

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions(1)	$238,278,329

Investment transactions — affiliated investment	349

Foreign currency transactions	(31,818)

Net realized gain	$238,246,860

Change in unrealized appreciation (depreciation) —

Investments	$2,457,264,043

Investments — affiliated investment	20,411

Foreign currency	45,247

Net change in unrealized appreciation (depreciation)	$2,457,329,701

Net realized and unrealized gain	$2,695,576,561

Net increase in net assets from operations	$2,813,646,330

(1)	Includes $244,758,533 of net realized gains from redeptions in-kind.

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$118,069,769	$214,584,213

Net realized gain	238,246,860	462,326,236

Net change in unrealized appreciation (depreciation)	2,457,329,701	(1,556,354,108)

Net increase (decrease) in net assets from operations	$2,813,646,330	$(879,443,659)

Capital transactions —

Contributions	$932,908,352	$1,599,259,969

Withdrawals	(558,162,694)	(928,460,409)

Net increase in net assets from capital transactions	$374,745,658	$670,799,560

Net increase (decrease) in net assets	$3,188,391,988	$(208,644,099)

Net Assets

At beginning of period	$16,016,045,754	$16,224,689,853

At end of period	$19,204,437,742	$16,016,045,754

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2019

Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2018		2017		2016		2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.45	%(2)	0.46%		0.46%		0.47%		0.47%	0.47%

Net investment income	1.33	%(2)	1.25%		1.33%		1.48%		1.44%	1.45%

Portfolio Turnover	0	%(3)(4)(5)	1	%(3)	0	%(3)(4)	1	%(3)	9%	8%

Total Return	17.70	%(5)	(5.02)%		22.76%		9.06%		2.53%	12.73%

Net assets, end of period (000’s omitted)	$19,204,438		$16,016,046		$16,224,690		$12,577,024		$11,055,385	$10,545,696

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 6%, 5% and 6% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

(4)	Amount is less than 0.5%.

(5)	Not annualized.

24	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2019, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 5.0%, 8.6%, 4.4%, and 0.9% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 81.1% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

25

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%

$1 billion but less than $1.5 billion	0.5000%

$1.5 billion but less than $7 billion	0.4375%

$7 billion but less than $10 billion	0.4250%

$10 billion but less than $15 billion	0.4125%

$15 billion but less than $20 billion	0.4000%

$20 billion but less than $25 billion	0.3900%

$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2019, the Portfolio’s investment adviser fee amounted to $38,785,198 or 0.44% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $84,289,776 and $24,504,689, respectively, for the six months ended June 30, 2019. In addition, investors contributed securities with an aggregate market value of $906,349,771 and investments having an aggregate market value of $484,884,006 were distributed in payment for capital withdrawals during the six months ended June 30, 2019.

26

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,073,499,738

Gross unrealized appreciation	$16,138,951,995

Gross unrealized depreciation	(19,681,603)

Net unrealized appreciation	$16,119,270,392

5  Restricted Securities

At June 30, 2019, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Align Technology, Inc.	6/20/19	6/20/20	18,700	$5,547,577	$5,115,119

Envestnet, Inc.	8/22/18	8/22/19	25,000	1,476,023	1,709,250

Home Depot, Inc. (The)	6/20/19	6/20/20	11,095	2,305,710	2,306,043

Hyatt Hotels Corp., Class A	8/22/18	8/22/19	653,442	51,465,850	49,746,539

Lennox International, Inc.	6/20/19	6/20/20	25,181	6,827,920	6,920,274

Ross Stores, Inc.	3/21/19	3/21/20	50,000	4,523,568	4,927,875

Ross Stores, Inc.	6/20/19	6/20/20	60,000	6,199,078	5,943,632

Total Restricted Securities				$78,345,726	$76,668,732

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

At June 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$2,169,536,153	$—		$—	$2,169,536,153

Consumer Discretionary	2,705,139,713	13,177,550		—	2,718,317,263

Consumer Staples	1,522,538,569	115,773,858		—	1,638,312,427

Energy	706,401,797	—		—	706,401,797

Financials	3,014,343,549	13,472,353		—	3,027,815,902

Health Care	2,323,137,868	5,115,119		—	2,328,252,987

Industrials	1,950,757,902	6,920,274		—	1,957,678,176

Information Technology	3,997,343,871	—		—	3,997,343,871

Materials	316,788,743	2,071,108		—	318,859,851

Real Estate	18,543,408	—		—	18,543,408

Utilities	60,745,557	—		—	60,745,557

Total Common Stocks	$18,785,277,130	$156,530,262	*	$—	$18,941,807,392

Rights	$3,632	$—		$—	$3,632

Short-Term Investments	—	250,959,106		—	250,959,106

Total Investments	$18,785,280,762	$407,489,368		$—	$19,192,770,130

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Portfolio has been named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas seeking to recover the proceeds received in connection with the LBO from former shareholders. The FitzSimons action and the SLFC actions are now part of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.3% of net assets at June 30, 2019).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

28

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

29

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

30

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2019

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.0

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7696    6.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2019

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 26, 2019